FAIR VALUE MEASUREMENTS - Recurring Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Change in fair value of warrants		$ (600,000)		$ (850,000)	$ (850,000)	$ (1,250,000)
Warrants
Liabilities:
Volatility of stock price as specified in the underlying warrants (as a percent)			100.00%		100.00%
Change in fair value of warrants	$ 0
Number of warrants outstanding (in shares)	327,575		327,575
Weighted-average exercise price of warrant outstanding (in dollars per share)	$ 58.94		$ 58.94
Warrants | Recurring | March 2017
Liabilities:
Fair value of liabilities	$ 0		$ 0
Warrants | Recurring | Significant Unobservable Inputs (Level 3) | March 2017
Liabilities:
Fair value of liabilities	$ 0		$ 0